Commitments and Contingent Liabilities (Details) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Commitments and Contingent Liabilities [Line Items]
Customer prepayments	$ 202.5		$ 243.0
Defense costs (in Dollars)		$ 50
PSP [Member]
Commitments and Contingent Liabilities [Line Items]
Interest and penalties	$ 112.2